UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09156

ThomasLloyd Funds

(Exact name of registrant as specified in charter)

427 Bedford Road, Suite 230        Pleasantville, NY  10570

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA  _________________  19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.914.773.7888

Date of fiscal year end: 12/31/2007

Date of reporting period: 03/31/2007

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

THOMASLLOYD FUNDS
ThomasLloyd OPTI-flex® Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares/Principal	Value
Registered Investment Companies - 100.05%
Burnham Financial Services Fund Class A	6,446	$ 141,028
CGM Focus Fund	12,053	457,423
Dreyfus Premier Emerging Markets Fund Class A	19,548	415,978
DWS Dreman High Return Equity Fund Class A	5,549	278,483
DWS Dreman Small Cap Value Fund Class A	3,118	121,475
FBR Small Cap Financial Fund	6,443	174,740
FBR Small Cap Fund	5,476	299,709
Franklin Balance Sheet Investment Fund Class A	2,673	187,445
Franklin MicroCap Value Fund Class A	4,318	189,345
Franklin Mutual Recovery Fund Class A	27,136	407,854
Hotchkis & Wiley Large Cap Value Fund Class A	4,845	123,741
Hotchkis & Wiley Small Cap Value Fund Class A	4,008	189,802
Matthews Asian Growth and Income Fund	21,522	411,938
Muhlenkamp Fund	1,188	99,572
Oppenheimer Developing Markets Fund Class A	12,364	518,312
Pioneer Cullen Value Fund Class A	18,031	363,856
Pioneer Global High Yield Fund Class A	26,125	331,270
Pioneer High Yield Fund Class A	7,102	79,255
Professionally Managed Portfolios - Hodges Fund	15,783	425,679
Rydex Series - Russell 2000 Advantage Fund Class H	17,626	656,028
Schneider Value Fund	6,550	153,603
Templeton Developing Markets Trust Class A	15,677	440,049
Templeton Global Long-Short Fund Class A	27,560	365,727

Total Registered Investment Companies (Cost $5,722,513)		6,832,312

Short-Term Investments - 1.14%
Fidelity Institutional Money Market Portfolio - 5.18% * (Cost $77,516)	77,516	77,516

Total Investments (Cost $5,800,029) - 101.19%		$ 6,909,828

Liabilities in Excess of Other Assets, Net - (1.19%)		(81,008)

Net Assets - 100%		$ 6,828,820

* Variable Rate Security; The coupon rate shown represents the rate at March 31, 2007, is subject to change and resets daily.

The ThomasLloyd OPTI-flex® Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year.  As of December 31, 2006, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 5,350,263
Unrealized Appreciation / (Depreciation):
Gross Appreciation		1,092,484
Gross Depreciation		(43,016)
Net Unrealized Appreciation		$ 1,049,468

THOMASLLOYD FUNDS
ThomasLloyd Long-Short Equity Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares/Principal	Value
Common Stock - 6.52%
Oil Service HOLDRs Trust (Cost $13,722)	100	$ 14,572

Registered Investment Companies - 67.18%
Energy Select Sector SPDR Fund	200	12,024
Industrial Select Sector SPDR Fund	200	7,108
iShares Dow Jones U.S. Health Care Providers Index Fund	200	11,360
iShares Dow Jones U.S. Telecommunications Sector Index Fund	600	18,732
iShares Russell Midcap Value Index Fund	100	15,316
Midcap SPDR Trust Series 1	100	15,445
SPDR Trust Series 1	200	28,410
Ultra MidCap400 ProShares	200	17,212
Ultra S&P500 ProShares	100	8,524
Utilities Select Sector SPDR Fund	400	15,900

Total Registered Investment Companies (Cost $161,493)		150,031

Short-Term Investments - 17.40%
Fidelity Institutional Money Market Portfolio - Rate 5.18% * (Cost $38,849)	38,849	38,849

Total Investments (Cost $200,342) - 91.10%		$ 203,452

Other Assets in Excess of Liabilities Net - 8.90%		19,883

Net Assets - 100%		$ 223,335

* Variable Rate Security; The coupon rate shown represents the rate at March 31, 2007, is subject to change and resets daily.

The ThomasLloyd Long-Short Equity Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year.  As of March 31, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 200,342
Unrealized Appreciation / (Depreciation):
Gross Appreciation		3,945
Gross Depreciation		(835)
Net Unrealized Appreciation		$ 3,110

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Corporation’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Corporation in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Corporation’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ThomasLloyd Funds

By:   /s/ Jerry J. Szilagyi

   ---------------------------------------------

Name:  Jerry J. Szilagyi

Title: President

Date:  May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jerry J. Szilagyi

    ---------------------------------------------

Name:  Jerry J. Szilagyi

Title: President

Date:  May 14, 2007

By:  /s/ Melissa S. Hankin

   ---------------------------------------------

Name:   Melissa S. Hankin

Title:  Treasurer

Date:   May 14, 2007